Employee benefits (Tables)	12 Months Ended
Jun. 30, 2021
1 year or less [member]
Statement [line items]
Summary of provisions

	2021	2020
	A$’000	A$’000

Current Liabilities
Employee benefits	229	191

Non-Current Liabilities
Long service leave	55	—

	284	191